Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015	Mar. 31, 2015
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 24,418	¥ 24,815
Payables under securities lending transactions		9,086	8,205
Obligations to return securities received as collateral		3,042	¥ 2,651
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,550
Payables under securities lending transactions		8,689
Obligations to return securities received as collateral		2,246
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		17,494
Payables under securities lending transactions		1
Obligations to return securities received as collateral		638
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		946
Payables under securities lending transactions		2
Obligations to return securities received as collateral		52
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,437
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,068
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		197
Payables under securities lending transactions		393
Obligations to return securities received as collateral		106
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		726
Payables under securities lending transactions		¥ 1

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,321,809 million at March 31, 2015 and September 30, 2015, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.